Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Disclosure of fair value measurement of assets

Financial assets and liabilities as of December 31, 2023, and 2022 are presented below.

December 31, 2023	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	34,016	-
Trade and other receivables	67	-
Restricted cash equivalents	332	-
Payables and accrued liabilities	-	3,544
Lease liability	-	160
	34,415	3,704

December 31, 2022	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	50,611	-
Trade and other receivables	457	-
Restricted cash equivalents	322	-
Payables and accrued liabilities	-	3,752
Lease liability	-	179
	51,390	3,931